T. Rowe Price Personal Strategy Income Fund
SUMMARY T. Rowe Price Personal Strategy Income Fund
Investment Objective
The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Personal Strategy Income Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		T. Rowe Price Personal Strategy Income Fund
Management fees		0.45%
Distribution and service (12b-1) fees		none
Other expenses		0.16%
Acquired fund fees and expenses		0.15%
Total annual fund operating expenses		0.76%
Fee waiver/expense reimbursement	[1]	(0.15%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.61%
[1]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[2]	The figures shown in the fee table do not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses and excludes expenses permanently waived as a result of investments in other T. Rowe Price mutual funds.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Personal Strategy Income Fund	62	195	340	762

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 64.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio typically consisting of approximately 40% stocks and 60% bonds, money market securities, and cash reserves. Domestic stocks are drawn from the overall U.S. market. International stocks are selected primarily from large companies in developed markets but may also include investments in emerging markets. Bonds, which can include foreign issues, are primarily investment grade (i.e., assigned one of the four highest credit ratings) and are chosen across the entire government, corporate, and mortgage-backed securities markets. Maturities reflect the manager’s outlook for interest rates.

T. Rowe Price may decide to overweight or underweight a particular asset class based on our outlook for the economy and financial markets. Under normal conditions, the fund’s allocation to the broad asset classes will be within the following ranges: stocks (30%-50%); bonds (30%-50%); and money markets (0-30%). When deciding upon allocations within these prescribed limits, we may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, we may favor stocks. And when selecting particular stocks, we will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. This process draws heavily upon T. Rowe Price’s proprietary stock research expertise. While the fund maintains a well-diversified portfolio, its portfolio manager may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

Much the same security selection process applies to bonds. For example, when deciding whether to adjust allocations among high yield “junk” bonds, mortgage-backed securities, international bonds, and emerging market bonds, we weigh such factors as the outlook for the economy and corporate earnings, inflation, currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The fund has partial exposure to a variety of risks in proportion to the amount it invests in stocks, bonds, and money market securities. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. The fund could underperform other funds with similar objectives and investment strategies if the fund's overall asset allocation or security selection strategies fail to produce the intended results.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

To the extent the fund invests in small- and mid-capitalization stocks, it is likely to be more volatile than a fund that invests only in larger companies. Small- and medium-sized companies often have less experienced management, more limited financial resources, and less publicly available information than larger companies. Stocks of smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions. To the extent the fund invests in companies that derive their profits from commodities and other real assets, it is subject to the risk that periods of low inflation will lessen relative returns and cause the fund to underperform other comparable stock funds.

Risks of bond and money market investing Bonds and money market securities have three main sources of risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Securities with longer maturities typically suffer greater declines than those with shorter maturities. Mortgage-backed securities can react somewhat differently to interest rate changes because falling rates can cause losses of principal due to increased mortgage prepayments and rising rates can lead to decreased prepayments and greater volatility. Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates. Liquidity risk is the risk that the fund may not be able to sell a holding in a timely manner or at a desired price.

While the fund’s direct bond investments are expected to primarily be investment-grade, the fund may invest in bonds that are rated below investment-grade, also known as high yield or “junk” bonds, including those with the lowest credit rating. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund’s exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.

Foreign investing risk This is the risk that the fund's investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund's investments in emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Personal Strategy Income Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	13.03%
Worst Quarter	12/31/08	-10.97%
The fund’s return for the six months ended 6/30/13 was 2.79%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns		1 Year	5 Years	10 Years
T. Rowe Price Personal Strategy Income Fund		12.53%	4.84%	7.40%
T. Rowe Price Personal Strategy Income Fund Returns after taxes on distributions		11.64%	3.97%	6.41%
T. Rowe Price Personal Strategy Income Fund Returns after taxes on distributions and sale of fund shares		8.36%	3.68%	5.98%
T. Rowe Price Personal Strategy Income Fund Morningstar Moderately Conservative Target Risk (reflects no deduction for fees, expenses, or taxes)		9.69%	4.35%	6.87%
T. Rowe Price Personal Strategy Income Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[1]	8.45%	3.41%	5.91%
T. Rowe Price Personal Strategy Income Fund Lipper Income Funds Index		10.00%	3.62%	6.05%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 40% stocks (32%-34% Wilshire 5000 Index and 6%-8% MSCI EAFE Index), 40% bonds (Barclays U.S. Aggregate Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index) through 6/30/08. From 7/1/08, the portfolio is composed of 40% stocks (28%-32% Russell 3000 Index and 8%-12% MSCI All-Country World Ex-USA Index), 40% bonds (Barclays U.S. Aggregate Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index). As of 8/1/12 the portfolio was composed of 40% stocks (28% Russell 3000 Index and 12% MSCI All-Country World Ex-USA Index), 40% bonds (Barclays U.S. Aggregate Index), and 20% money market securities (Citigroup 3-Month Treasury Index). The indices and percentages may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.